Contingent Liabilities (Details) - Kabanga Nickel Company Ltd [Member]	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 TZS (Tsh)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TZS (Tsh)	Jan. 31, 2021 TZS (Tsh)
Contingent Liabilities [Line Items]
Bank balances					Tsh 823,400,321
Amount of tax in dispute	$ 167,716	Tsh 421,811,314	$ 3,350,393	Tsh 8,426,336,706